Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 321,715	$ 3,122,578	$ 5,919,578
Accounts Receivable, net	850,306	978,973	805,043
Inventory	75,950	56,279	1,257,754
Prepaid Assets	249,785	216,414	151,248
Other Receivables	875,250		1,087,675
Total Current Assets	2,373,006	4,374,244	9,221,298
Property Plant and Equipment, Net	68,036	98,751	162,397
Intangible assets and capitalized software, net	1,099,002
Other Assets
Deposits	49,031	60,136	21,636
Right of use leased assets	1,100,186	1,233,033	387,371
Total Assets	4,689,261	5,766,164	9,792,702
Current Liabilities
Accounts Payable	744,412	477,028	256,829
Accrued Liabilities	312,077	270,437	219,256
Other current liabilities	105,926
Contingent funding liabilities	542,143
Current P–rtion - Operating Lease Liabilities	190,127	178,561	131,153
Customer Deposits			10,000
Notes Payable – Related Party	166,667		225,000
Total Current Liabilities	2,061,352	926,026	842,238
Long Term Liabilities
Operating Lease Liabilities, net of current portion	937,998	1,069,965	271,306
Notes payable- related party	333,333
Total Liabilities	3,332,683	1,995,991	1,113,544
Stockholders’ Equity
Series A Preferred Stock, $0.00001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2021, and December 31, 2020, respectively
Common Stock, $0.00001 par value; 100,000,000 shares authorized; 8,166,457 and 8,093,199 shares issued and outstanding as of December 31, 2021 and 2020, respectively	83	82	81
Additional Paid-in Capital	20,193,271	20,017,528	19,610,631
Retained Deficit	(18,794,350)	(16,247,437)	(10,931,554)
Total Stockholders’ Equity	1,399,004	3,770,173	8,679,158
Non-controlling interest in subsidiary	(42,426)
Total stockholders’ equity	1,356,578	3,770,173	8,679,158
Total Liabilities and Stockholders’ Equity	$ 4,689,261	$ 5,766,164	$ 9,792,702